INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

9. INCOME TAXES

Cayman Islands

I-Mab is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, I-Mab is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

I-Mab is incorporated in the Cayman Islands, however, has completed its business registration in Hong Kong and has a Hong Kong tax file number. I-Mab Biopharma Hong Kong Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. For the year ended December 31, 2022, I-Mab recorded income tax expense of $0.1 million in the consolidated statements of comprehensive loss. I-Mab did not record any income tax expense for the years ended December 31, 2024 and 2023. For the years ended December 31, 2024, 2023 and 2022, I-Mab Biopharma Hong Kong Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, I-Mab and I-Mab Biopharma Hong Kong Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

United States

I-Mab Biopharma US Ltd. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. I-Mab Biopharma US Ltd. is also subject to state income tax in Maryland and several other states at a blended rate of 3.63%. I-Mab Biopharma US Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required.

China

I-Mab Tianjin is incorporated in the PRC and is subject to PRC income tax at a rate of 25%. I-Mab Tianjin has no taxable income for all periods presented, therefore, no provision for income taxes is required.

Reconciliations of the differences between the Hong Kong statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Loss before income tax	$(49,696)	$(82,217)	$(141,100)
Income tax computed at Hong Kong statutory income tax rate	(8,200)	(13,566)	(23,282)
Effect of tax rates in foreign jurisdictions	(80)	(3,215)	(4,383)
Non-deductible expenses	80	9,681	18,635
Net operating losses(1)	(5,155)	—	—
Intangible assets(1)	1,784	—	—
Tax credits(1)	(4,534)	—	—
Other	292	5,110	(6,382)
Changes in valuation allowance	15,813	1,990	15,514
Income tax expense (benefit)	$—	$—	$103

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

The principal components of the deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforward(1)	$34,484	$25,193
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses(1)	11,621	12,544
Share-based compensation expenses	1,394	1,766
Lease liability	911	—
Available-for-sale debt securities	3,871	—
Tax credits(1)	4,485	—
Other	93	—
Less: valuation allowance	(56,015)	(39,503)
Total deferred tax assets	$844	$—

Deferred tax liabilities:
Right-of-use assets	$844	$—
Total deferred tax liabilities	$844	$—
Deferred tax assets, net	$—	$—

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

The movements of the valuation allowance for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Balance as of January 1	$(39,503)	$(38,615)	$(23,101)
Additions(1)	(16,912)	(2,079)	(17,241)
Changes through other comprehensive income (loss)	(924)	—	—
Utilization and reversal of valuation allowances	1,324	1,191	1,727
Balance as of December 31	$(56,015)	$(39,503)	$(38,615)

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

As of December 31, 2024, the Group had U.S. federal, state, and non-U.S. net operating losses (“NOL”) of $112.6 million, $95.6 million, and $36.6 million, respectively. The U.S. federal NOLs may be carried forward indefinitely; the state NOLs will begin to expire in 2036, and the non-U.S. NOLs will begin to expire in 2026. As of December 31, 2024, the Group also has U.S. research and development tax credits of $4.3 million that will begin to expire in 2039.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered as more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses together with other deferred tax assets will not be utilized in the foreseeable future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2024 and 2023.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Group did not have any significant unrecognized uncertain tax positions.